Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and Diluted Net Loss per Share
Schedule of basic and diluted net income (loss) per common share

	Year Ended December 31,
	2019	2020	2021
Basic and diluted net loss per share calculation
Numerator:
Net loss attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(73,907)	(66,912)	(175,424)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	221,980,000	221,980,000	489,149,533
Net loss per share attributable to ordinary shareholders:
Basic	(0.33)	(0.30)	(0.36)
Diluted	(0.33)	(0.30)	(0.36)

Schedule of antidilutive shares excluded from computation of diluted net loss per ordinary share

	As of December 31,
	2019	2020	2021
Preferred Shares – weighted shares	279,377,303	278,163,799	—
Share option and RSU – weighted shares	35,867,233	44,743,156	61,989,697